Derivative Instruments - Gross amounts of derivative fair values contained in the consolidated balance sheet (Details) - USD ($) $ in Thousands		Mar. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Derivative assets - gross amounts recognized in the balance sheet		$ 76,604	[1]	$ 89,314	[1]	$ 136,659
Derivative liabilities - gross amounts recognized in the balance sheet		88,688	[1]	45,495	[1]	31,184
Collateral and counterparty netting, asset		(37,870)	[1],[2]	(3,087)	[1],[2],[3]	(696)	[3]
Collateral and counterparty nettings, liabilities		(37,870)	[1],[2]	(3,087)	[1],[2],[3]	(696)	[3]
Asset derivative fair value		38,734	[1],[4]	86,227	[1],[4]	135,963
Liability derivative fair value		50,818	[1],[4]	42,408	[1],[4]	30,488
Gross amounts not offset in the balance sheet - cash collateral		(5,520)	[1]	(30,958)	[1]	(78,580)
Derivative, Collateral, Right to Reclaim Cash		(4,230)	[1]	0	[1]	0
Derivative Asset		33,214	[1]	55,269	[1]	57,383
Derivative Liability		46,588	[1]	42,408	[1]	30,488
Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Asset derivative notional amount		1,216,823		1,667,585		2,300,609
Derivative assets - gross amounts recognized in the balance sheet		50,707	[1]	64,289	[1],[5]	121,862	[5]
Liability derivative notional amount		1,001,752		674,976		302,211
Derivative liabilities - gross amounts recognized in the balance sheet		54,387	[1]	11,941	[1],[5]	2,936	[5]
Derivatives designated as hedging instruments | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Asset derivative notional amount		1,216,823		1,667,585		2,300,609
Derivative assets - gross amounts recognized in the balance sheet		50,707	[1]	64,289	[1],[5]	121,862	[5]
Liability derivative notional amount		1,001,752		674,976		302,211
Derivative liabilities - gross amounts recognized in the balance sheet		54,387	[1]	11,941	[1],[5]	2,936	[5]
Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Asset derivative notional amount		500,693		441,843		592,791
Derivative assets - gross amounts recognized in the balance sheet		25,897	[1]	25,025	[1],[5]	14,797	[5]
Liability derivative notional amount		4,782,138		4,909,732		5,804,625
Derivative liabilities - gross amounts recognized in the balance sheet		34,301	[1]	33,554	[1],[5]	28,248	[5]
Derivatives not designated as hedging instruments | Investment related derivatives | Interest Rate Exposure
Derivatives, Fair Value [Line Items]
Asset derivative notional amount				0		394,597
Derivative assets - gross amounts recognized in the balance sheet	[5]			0		206
Liability derivative notional amount				0		20,782
Derivative liabilities - gross amounts recognized in the balance sheet	[5]			0		51
Derivatives not designated as hedging instruments | Investment related derivatives | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Asset derivative notional amount		199,007		102,234		7,385
Derivative assets - gross amounts recognized in the balance sheet		2,501	[1]	2,888	[1],[5]	403	[5]
Liability derivative notional amount		46,628		144,707		207,182
Derivative liabilities - gross amounts recognized in the balance sheet		534	[1]	1,702	[1],[5]	4,442	[5]
Derivatives not designated as hedging instruments | Investment related derivatives | Credit exposure
Derivatives, Fair Value [Line Items]
Asset derivative notional amount		5,000		8,433		2,408
Derivative assets - gross amounts recognized in the balance sheet		414	[1]	652	[1],[5]	165	[5]
Liability derivative notional amount		70,682		71,614		14,270
Derivative liabilities - gross amounts recognized in the balance sheet		11,869	[1]	12,067	[1],[5]	9,836	[5]
Derivatives not designated as hedging instruments | Investment related derivatives | Financial market exposure
Derivatives, Fair Value [Line Items]
Asset derivative notional amount		5		37		46,145
Derivative assets - gross amounts recognized in the balance sheet		4	[1]	77	[1],[5]	360	[5]
Liability derivative notional amount		28,480		26,500		33,670
Derivative liabilities - gross amounts recognized in the balance sheet		1,384	[1]	417	[1],[5]	34	[5]
Derivatives not designated as hedging instruments | Financial Operations Derivatives | Credit exposure
Derivatives, Fair Value [Line Items]
Asset derivative notional amount				0		0
Derivative assets - gross amounts recognized in the balance sheet	[5]			0		0
Liability derivative notional amount				0		0
Derivative liabilities - gross amounts recognized in the balance sheet	[5]			0		0
Derivatives not designated as hedging instruments | Other non-investment derivatives | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Asset derivative notional amount		188,400		194,566		0
Derivative assets - gross amounts recognized in the balance sheet		2,492	[1]	2,009	[1]	0
Liability derivative notional amount		0		0		81,194
Derivative liabilities - gross amounts recognized in the balance sheet		0	[1]	0	[1]	282
Derivatives not designated as hedging instruments | Other non-investment derivatives | Other credit derivatives
Derivatives, Fair Value [Line Items]
Asset derivative notional amount		0		29,874		31,060
Derivative assets - gross amounts recognized in the balance sheet		0	[1]	31	[1],[5]	60	[5]
Liability derivative notional amount		30,090		0		0
Derivative liabilities - gross amounts recognized in the balance sheet		28	[1]	0	[1],[5]	0	[5]
Derivatives not designated as hedging instruments | Other non-investment derivatives | Guaranteed minimum income benefit contract
Derivatives, Fair Value [Line Items]
Asset derivative notional amount		49,562		46,032		46,249
Derivative assets - gross amounts recognized in the balance sheet		20,486	[1]	19,368	[1],[5]	13,603	[5]
Liability derivative notional amount		49,562		46,032		46,249
Derivative liabilities - gross amounts recognized in the balance sheet		20,486	[1]	19,368	[1],[5]	13,603	[5]
Derivatives not designated as hedging instruments | Other non-investment derivatives | Modified coinsurance funds withheld contract
Derivatives, Fair Value [Line Items]
Asset derivative notional amount		58,719	[6]	60,667	[6],[7]	64,947	[7]
Derivative assets - gross amounts recognized in the balance sheet		0	[1],[6]	0	[1],[5],[6],[7]	0	[5],[7]
Liability derivative notional amount		4,556,696	[6]	4,620,879	[6]	5,401,278	[7]
Derivative liabilities - gross amounts recognized in the balance sheet		$ 0	[1],[6]	$ 0	[1],[5],[6],[7]	$ 0	[5],[7]

[1]	Derivative instruments in an asset or liability position are included within Other assets or Other liabilities, respectively, in the balance sheets on a net basis where the Company has both a legal right of offset and the intention to settle the contracts on a net basis. The Company often enters into different types of derivative contracts with a single counterparty and these contracts are covered under netting agreements.
[2]	Other assets and other liabilities include derivative instruments. The derivative balances included in each category are reported on a gross basis by level with a netting adjustment presented separately in the Collateral and Counterparty Netting column. The fair values of the individual derivative contracts are reported gross in their respective levels based on the fair value hierarchy. For further details regarding derivative fair values and associated collateral received or paid, see Note 7, "Derivative Instruments.
[3]	Other assets and other liabilities include derivative instruments. The derivative balances included in each category are reported on a gross basis by level with a netting adjustment presented separately in the Collateral and Counterparty Netting column. The fair values of the individual derivative contracts are reported gross in their respective levels based on the fair value hierarchy. For further details regarding derivative fair values and associated collateral received or paid see
[4]	As of March 31, 2016, the Company held cash collateral related to foreign currency derivative positions and certain other derivative positions of $5.5 million for derivatives in an asset position and paid cash collateral of $4.2 million for derivatives in a liability position. As of December 31, 2015, the Company held cash collateral related to foreign currency derivative position and certain other derivative positions of $31.0 million for derivatives in an asset position and paid cash collateral of nil for derivatives in a liability position. The assets and liabilities related to the net collateral paid or held were recorded as Other assets and Other liabilities within the unaudited consolidated balance sheets as the collateral and derivative positions are not intended to be settled on a net basis.
[5]	Derivative instruments in an asset or liability position are included within Other assets or Other liabilities, respectively, in the balance sheets on a net basis where the Company has both a legal right of offset and the intention to settle the contracts on a net basis.
[6]	The fair value movements in derivative assets and liabilities relating to modified coinsurance funds withheld contracts are included within the associated asset or liability at each period end on the face of the balance sheets. Notional amounts associated with reinsurance agreements under which the Company assumes reinsurance risk are recorded as asset derivative notional amounts. Notional amounts associated with the GreyCastle Life Retro Arrangements under which the Company cedes reinsurance risk are recorded as liability derivative notional amounts. Included in the liability derivative notional amount as of March 31, 2016 is the cumulative net realized and unrealized loss on life retrocession embedded derivative of $681.8 million
[7]	The fair value movements in derivative assets and liabilities relating to modified coinsurance funds withheld contracts are included within the associated asset or liability at each period end on the face of the balance sheets. Notional amounts associated with reinsurance agreements under which the Company assumes reinsurance risk are recorded as asset derivative notional amounts. Notional amounts associated with the GreyCastle Life Retro Arrangements under which the Company cedes reinsurance risk are recorded as liability derivative notional amounts. Included in the liability derivative notional amount at December 31, 2015 is the cumulative net realized and unrealized loss on life retrocession embedded derivative of $463.9 million.